Cash Flow Information - Amounts Recognized in the Consolidated Statement of Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Cash payments for the interest portion of lease liabilities	$ 22.5	$ 23.7
Cash payments for leases not included in the measurement of lease liabilities	40.1	42.9
Cash used in operating activities	62.6	66.6
Net cash used in financing activities	153.7	128.4
Total cash used for leases	$ 216.3	$ 195.0